Warrants	6 Months Ended
Jan. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Warrants
11: Warrants
ZeroFox Holdings, Inc. Public Warrants and Private Warrants
At January 31, 2023, there were 8,625,000 Public Warrants and 7,588,430 Private Warrants outstanding. The Public Warrants became exercisable on September 2, 2022 which was 30 days after the completion of the Business Combination. The Public Warrants will expire five years from the completion of the Business Combination or earlier upon redemption or liquidation.
Redemption Features
The Company may redeem the entirety of outstanding warrants (except as described with respect to the Private Warrants) at a price of $0.01 per warrant, with a minimum 30 days prior written notice of redemption, if the closing price of the share of Company Common Stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period.
The Company may redeem the entirety of outstanding warrants (except as described with respect to the Private Warrants) at a price of $0.10 per warrant, with a minimum 30 days prior written notice of redemption, if the closing price of the share of Company Common Stock equals or exceeds $10.00 per share for any 20 trading days within a
30-trading
day period.
If the Company calls the Public Warrants for redemption, as described above, management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Company Common Stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants will not be adjusted for the issuance of shares of Company Common Stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.
The Private Warrants are identical to the Public Warrants except for certain features. The Private Warrants will be exercisable on a cashless basis and be non-redeemable,
except as described above, so long as they are held by
the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Further, in accordance with FINRA Rule 5110(g)(8)(A), the Private Warrants purchased by one of the initial purchasers will not be exercisable for more than five years from the effective date of the registration statement filed in connection with the Company’s Initial Public Offering for so long as they are held by such initial purchaser.
Fair Value of ZeroFox Holdings, Inc. Public Warrants and Private Warrants
The Company analyzed the rights and features of the Public Warrants and Private Warrants to determine the appropriate fair value estimation approach. Both the public and private warrants give the holder the option to purchase one share of Company Common Stock at a strike price of $11.50. The Company’s Public Warrants are traded on NASDAQ under the ticker “ZFOXW” providing an observable price for the warrants. Accordingly, the Company uses the closing price of the Public Warrants on the balance sheet date as an indicator of their fair value. Although the Private Warrants are not subject to the same early redemption feature as the Public Warrants and are not publicly traded, the Private Warrants are subject to the same make-whole provisions as the Public Warrants if not held by the initial purchaser or permitted transferee and as such, are considered economically similar to the Public Warrants. As such, the Company uses the same indicator of fair value as the Public Warrants for the Private Warrants.
The closing price for the Company’s Public Warrants as of August 3, 2022, was $0.49 per warrant, resulting in an initial fair value of $4.2 million and $3.7 million for the Public Warrants and Private Warrants, respectively.
The public closing price for the Company’s Public Warrants as of January 31, 2023, was $0.16 per warrant, resulting in a fair value of $1.4 million and $1.2 million for the Public Warrants and Private Warrants, respectively.
The Company recorded the change in the fair value of both the Public Warrants and Private warrants to change in fair value of warrant liability on the Consolidated Statement of Comprehensive Loss.
Predecessor Warrants
In conjunction with the SLWF II loan issued on June 1, 2017, SLWF II received a warrant to purchase 1,924,790 shares of common stock. The warrant expires on June 1, 2027. The warrant is exercisable at an exercise price of the lesser of (i) $0.20 or (ii) the lowest value of a share of the Predecessor’s common stock as determined by any future Section 409(A) valuation. The warrant contains a provision stating that if a Qualified Financing (as defined in the warrant agreement) occurs, the holder may elect to convert the warrant into a warrant to purchase the Future Round Securities issued in the Qualified Financing. As of the date the financial statements were available to be issued, this provision had not been executed.
In conjunction with the Hercules loan issued on June 26, 2019, Hercules is entitled to receive an aggregate number of Preferred Stock warrants equal to 4.00% of the applicable term advance divided by either (i) the “Next Round” preferred stock price, if completed by July 31, 2020 or (ii) the
C-1
preferred stock price of $1.23. The Predecessor did not meet the Next Round milestone; therefore, Hercules received a warrant to purchase 487,805 shares of
C-1
preferred stock. The warrant expires on June 26, 2029. On May 7, 2021, in conjunction with the amendment to the Hercules loan and security agreement and the immediate advance of $5.0 million, Hercules received a warrant to purchase 160,546 shares of
C-1
preferred stock with the same terms as the warrants issued on June 26, 2020.
In conjunction with the Stifel loan issued on January 7, 2021, Stifel received a warrant to purchase 107,408 shares of Series E preferred stock for an exercise price of $1.86 per share. The Series E preferred warrant expires on January 7, 2031. In connection with the Stifel amendment on December 8, 2021, Stifel received a warrant to purchase 161,113 shares of Series E preferred stock for an exercise price of $1.86 per share. The Series E preferred warrant expires on December 8, 2031. The fair value of the Series E preferred warrants was $0.9 million as of January 31, 2022.

In conjunction with the Orix loan issued on January 7, 2021, Orix received
a
warrant
to purchase 644,451 shares of Series E preferred stock for an exercise price of $1.86 per share. The Series E preferred warrant expires on January 7, 2031. The fair value of the Series E preferred warrant was $2.0 million as of January 31, 2022.
The exercise prices for the Series E preferred warrants are subject to anti-dilution adjustments in certain circumstances, including upon certain issuances of capital stock.
Warrants to purchase 124,903 shares of Series A preferred stock and warrants to purchase 146,341 shares of Series B preferred stock were outstanding at January 31, 2022 and 2021. The Series A preferred warrant expires on May 22, 2025, and the Series B preferred warrant expires on September 1, 2026.
The fair values of the Predecessor’s warrants issued before July 8, 2021 are determined using the Black-Scholes model. After July 8, 2021, as a result of the potential merger with a SPAC, the Predecessor began utilizing a Probability-Weighted Expected Return Method (“PWERM”) to determine the fair value of the Company’s warrants issued. The Predecessor utilized a PWERM relying on (1) a Black-Scholes-Merton model to value a continued operations scenario where the Predecessor remained a private entity (the “Stay Private Scenario”) and (2) a transaction scenario that reflected the merger with a SPAC (the “Transaction Scenario”).
In February 2022, along with the amendment to the loan and security agreement with Orix, the Predecessor issued 161,112 warrants to purchase Predecessor Series E redeemable convertible preferred stock at an exercise price of $1.86205.
On July 28, 2022, the holder of Series
C-1
warrants exercised its right to purchase Predecessor redeemable convertible preferred shares. The holder elected to net exercise its warrants resulting in the issuance of 506,490 shares of Predecessor Series
C-1
redeemable convertible preferred shares.
On July 29, 2022, a holder of Series E warrants exercised its right to purchase Predecessor redeemable convertible preferred shares. The holder elected to net exercise its warrants resulting in the issuance of 539,576 shares of Predecessor Series E redeemable convertible preferred shares.
Upon completion of the Business Combination, the outstanding Predecessor Warrants were assumed by the Company and converted into warrants to purchase Company Common Stock using the Exchange Ratio (see Note 5). The exercise price of each Predecessor Warrant was similarly adjusted using the Exchange Ratio. Details of the Predecessor Warrants are as follows:

Underlying Predecessor Security	Predecessor Warrants Outstanding on August 3, 2022	Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	As Converted Exercise Price per Warrant	Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise
Series A	124,903	71,514	$2.24	66,068
Series B	146,341	83,788	$2.87	75,585
Common	1,924,790	551,022	$0.70	524,236
Series E	268,521	153,741	$6.50	119,018

		860,065		784,907

On August 5, 2022, and August 8, 2022, holders of Predecessor Warrants elected to exercise their warrants on a net basis. The Company applied the treasury stock method to the net exercise. The net exercise resulted in the Company issuing 784,907 shares of Company Common Stock for the Predecessor Warrants. As of January 31, 2023, all Predecessor Warrants have been exercised.

Fair Value of Predecessor Warrants
The initial fair values of the Predecessor Warrants were determined using a Black-Scholes model
. The assumptions used in estimating the fair values of the Predecessor’s warrants at issuance are as follows:

	At Issuance
Assumptions	Series E Warrants	Series C-1 Warrants	Common Warrants	Series B Warrants	Series A Warrants
Initial Valuation Date:	February 10, 2022, December 8, 2021 & January 27, 2021	June 26, 2019	June 1, 2017	September 1, 2016	May 22, 2015
Exercise price of the warrant	$1.86205	$1.23390	$0.20000	$0.82200	$0.64050
Expected term of the warrant (in years)	10.0	10.0	10.0	10.0	10.0
Price of the underlying share - stay private	$2.20 - $3.79	$1.25	$0.20	$0.82	$0.74
Volatility	36.38% - 40.64%	51.90%	60.00%	60.41%	66.74%
Risk-free rate	0.87% - 2.03%	2.05%	2.21%	1.57%	2.21%
As a result of the potential Business Combination (see Note 5), the Predecessor began utilizing a Probability-Weighted Expected Return Method (“PWERM”) to determine the fair value of the Predecessor Warrants. The Predecessor utilized a PWERM relying on (1) a Black-Scholes model to value continued operations scenario where the Predecessor remained a private entity and (2) a transaction scenario that reflected the Business Combination.
The assumptions used in estimating the fair values of the Predecessor Warrants as of January 31, 2022, the final balance sheet presented that utilized the Predecessor’s PWERM method, are as follows:

	January 31, 2022
Assumptions	Series E Warrants	Series C-1 Warrants	Common Warrants	Series B Warrants	Series A Warrants
Exercise price of the warrant	$1.86205	$1.23390	$0.20000	$0.82200	$0.64050
Price of the underlying share - stay private	$2.94	$2.76	$1.85	$3.70	$3.70
Volatility	36.71%	36.95%	38.11%	39.30%	44.69%
Risk-free rate	1.78%	1.77%	1.64%	1.57%	1.42%
Price of the underlying share after conversion	$5.64	$5.64	$2.82	$5.64	$5.64
Expected term of the warrant (in years)	0.4 - 9.9	0.4 - 8.2	0.4 - 5.3	0.4 - 4.6	0.4 - 3.3
Fair value	$3.20	$3.71	$2.21	$4.05	$4.21
Number of warrants	912,972	648,350	1,924,790	146,341	124,903
Liability (in thousands)	$2,922	$2,408	$4,260	$593	$526
Upon completion of the Business Combination, the outstanding Predecessor Warrants were assumed by the Company and converted into warrants to purchase Common Stock of the Company. For the purposes of estimating the fair value of the Predecessor Warrants, the Company estimated the fair value of each warrant as the closing price per share of the Company’s Common Stock (ZFOX) on August 3, 2022, less the exercise price per warrant. The table below illustrates the fair value estimate for each set of Predecessor Warrants:

Underlying Predecessor Security	As Converted Exercise Price per Warrant	Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	Estimated Fair Value per Warrant	Aggregate Estimated Fair Value (in thousands)
Series A	$2.24	71,514	$8.71	$623
Series B	$2.87	83,788	$8.08	677
Common	$0.70	551,022	$10.25	5,648
Series E	$6.50	153,741	$4.45	684

		860,065		$7,632

The fair value of the Predecessor Warrants was recognized as a liability at fair value as part of the accounting for the ZF Merger (see Note 5).